UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
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Address:   10250 Constellation Boulevard
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           Suite 2950
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           Los Angeles, California  90067
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Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      C. Martin Meekins
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Title:     General Counsel and Chief Compliance Officer
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Phone:     310-843-3071
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/C. Martin Meekins     Los Angeles, California         02/14/12
---------------------   ----------------------------    --------------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        61
                                               -------------

Form 13F Information Table Value Total:        $1,992,627
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ACTUANT CORP                 SDCV 2.672%11/1  00508XAB0    3,165  2,607,000 SH       SOLE                 2,607,000      0    0
ADVANCED MICRO DEVICES INC   NOTE 5.750% 8/1  007903AN7   30,306 30,000,000 PRN      SOLE                         0      0    0
ARRIS GROUP INC              NOTE 2.000%11/1  04269QAC4    7,564  7,500,000 PRN      SOLE                         0      0    0
BALLY TECHNOLOGIES INC       COM              05874B107   85,687  2,165,992 SH       SOLE                 2,165,992      0    0
BANK OF AMERICA CORPORATION  COM              060505104   41,700  7,500,000 SH  CALL SOLE                         0      0    0
BOSTON PRIVATE FINL HLDGS IN *W EXP 11/21/201 101119113      957    312,780 SH       SOLE                   312,780      0    0
CHARLES RIV LABS INTL INC    COM              159864107   65,336  2,390,636 SH       SOLE                 2,390,636      0    0
CHINA MED TECHNOLOGIES INC   NOTE 6.250%12/1  169483AE4      334  1,000,000 PRN      SOLE                         0      0    0
CHINA MED TECHNOLOGIES INC   SPONSORED ADR    169483104    2,996  1,055,000 SH       SOLE                 1,055,000      0    0
COMTECH TELECOMMUNICATIONS C NOTE 3.000% 5/0  205826AF7    5,248  4,970,000 PRN      SOLE                         0      0    0
CORELOGIC INC                COM              21871D103    3,129    241,977 SH       SOLE                   241,977      0    0
CROWN CASTLE INTL CORP       COM              228227104  132,160  2,950,000 SH       SOLE                 2,950,000      0    0
CUBIST PHARMACEUTICALS INC   NOTE 2.250% 6/1  229678AC1    4,720  3,500,000 PRN      SOLE                         0      0    0
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302   42,910  1,138,200 SH       SOLE                 1,138,200      0    0
DOLLAR FINL CORP             NOTE 2.875% 6/3  256664AB9    7,161  7,130,000 PRN      SOLE                         0      0    0
EOG RES INC                  COM              26875P101   66,494    675,000 SH       SOLE                   675,000      0    0
EQUINIX INC                  NOTE 2.500% 4/1  29444UAF3    2,587  2,500,000 PRN      SOLE                         0      0    0
EXPRESS SCRIPTS INC          COM              302182100   49,159  1,100,000 SH       SOLE                 1,100,000      0    0
FIRST AMERN FINL CORP        COM              31847R102    3,066    241,977 SH       SOLE                   241,977      0    0
GENERAL CABLE CORP DEL NEW   NOTE 0.875%11/1  369300AD0   17,641 19,108,000 PRN      SOLE                         0      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V126    1,696    216,074 SH       SOLE                   216,074      0    0
GENON ENERGY INC             COM              37244E107    7,830  3,000,000 SH       SOLE                 3,000,000      0    0
GLOBAL EAGLE ACQUISITION COR *W EXP 05/13/201 37951D110      655  1,191,250 SH       SOLE                 1,191,250      0    0
GLOBAL EAGLE ACQUISITION COR COM              37951D102   11,484  1,200,000 SH       SOLE                 1,200,000      0    0
GOODRICH CORP                COM              382388106  151,285  1,223,000 SH       SOLE                 1,223,000      0    0
GREATBATCH INC               SDCV 2.250% 6/1  39153LAB2   19,820 20,233,000 PRN      SOLE                         0      0    0
HOLOGIC INC                  FRNT 2.000%12/1  436440AA9   29,470 30,960,000 PRN      SOLE                         0      0    0
HSN INC                      COM              404303109    3,718    102,550 SH       SOLE                   102,550      0    0
ICONIX BRAND GROUP INC       NOTE 1.875% 6/3  451055AB3    1,936  1,955,000 PRN      SOLE                         0      0    0
INTERPUBLIC GROUP COS INC    NOTE 4.250% 3/1  460690BA7    2,019  2,000,000 PRN      SOLE                         0      0    0
JINKOSOLAR HLDG CO LTD       NOTE 4.000% 5/1  47759TAA8    1,319  3,000,000 PRN      SOLE                         0      0    0
KULICKE & SOFFA INDS INC     NOTE 0.875% 6/0  501242AT8    7,942  8,000,000 PRN      SOLE                         0      0    0
LIBERTY INTERACTIVE CORPORAT INT COM SER A    53071M104  118,370  7,300,000 SH       SOLE                 7,300,000      0    0
LIBERTY MEDIA CORP           DEB 3.500% 1/1   530715AN1   11,608 45,500,000 PRN      SOLE                         0      0    0
LIBERTY MEDIA CORPORATION    LIB CAP COM A    530322106   42,928    550,000 SH       SOLE                   550,000      0    0
LIFE TECHNOLOGIES CORP       COM              53217V109  116,730  3,000,000 SH       SOLE                 3,000,000      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   57,951  1,126,800 SH       SOLE                 1,126,800      0    0
MEDCO HEALTH SOLUTIONS INC   COM              58405U102   40,528    725,000 SH       SOLE                   725,000      0    0
MEDICIS PHARMACEUTICAL CORP  NOTE 2.500% 6/0  58470KAA2   16,302 13,578,000 PRN      SOLE                         0      0    0
MONSANTO CO NEW              COM              61166W101   98,098  1,400,000 SH  CALL SOLE                         0      0    0
OCWEN FINL CORP              COM NEW          675746309   85,624  5,913,241 SH       SOLE                 5,913,241      0    0
ON SEMICONDUCTOR CORP        NOTE 4/1         682189AE5   13,543 13,310,000 PRN      SOLE                         0      0    0
ON SEMICONDUCTOR CORP        NOTE 1.875%12/1  682189AD7    5,270  4,300,000 PRN      SOLE                         0      0    0
PHARMASSET INC               COM              71715N106   12,820    100,000 SH       SOLE                   100,000      0    0
PHARMASSET INC               COM              71715N106   12,820    100,000 SH  PUT  SOLE                   100,000      0    0
PIONEER NAT RES CO           NOTE 2.875% 1/1  723787AH0   15,344 10,000,000 PRN      SOLE                         0      0    0
POPULAR INC                  COM              733174106   53,663 38,606,160 SH       SOLE                38,606,160      0    0
REGIS CORP MINN              NOTE 5.000% 7/1  758932AA5   14,944 12,000,000 PRN      SOLE                         0      0    0
RF MICRODEVICES INC          NOTE 0.750% 4/1  749941AG5    9,759  9,800,000 PRN      SOLE                         0      0    0
RF MICRODEVICES INC          NOTE 1.000% 4/1  749941AJ9   22,827 22,624,000 PRN      SOLE                         0      0    0
SANDISK CORP                 NOTE 1.500% 8/1  80004CAD3    2,348  2,000,000 PRN      SOLE                         0      0    0
SELECT SECTOR SPDR TR        SBI INT-INDS     81369Y704   50,625  1,500,000 SH  PUT  SOLE                 1,500,000      0
SOUTHERN UN CO NEW           COM              844030106      842     20,000 SH       SOLE                    20,000      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107   39,973    263,000 SH       SOLE                   263,000      0    0
SUNOCO INC                   COM              86764P109   22,561    550,000 SH       SOLE                   550,000      0    0
TFS FINL CORP                COM              87240R107   53,760  6,000,000 SH       SOLE                 6,000,000      0    0
TYCO INTERNATIONAL LTD       SHS              H89128104  130,788  2,800,000 SH       SOLE                 2,800,000      0    0
UNITED AUTO GROUP INC        NOTE 3.500% 4/0  909440AH2    6,255  6,650,000 PRN      SOLE                         0      0    0
VERIFONE SYS INC             NOTE 1.375% 6/1  92342YAB5    6,138  6,000,000 PRN      SOLE                         0      0    0
VISTEON CORP                 COM NEW          92839U206   38,064    762,200 SH       SOLE                   762,200      0    0
YAHOO INC                    COM              984332106   80,650  5,000,000 SH       SOLE                 5,000,000      0    0

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